Schedule of Investments (unaudited) June 30, 2019	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.6%
BWX Technologies Inc.	256,155	$13,345,676
HEICO Corp.(a)	141,225	18,897,317
HEICO Corp., Class A	276,414	28,572,915
Hexcel Corp.	286,470	23,169,694
Huntington Ingalls Industries Inc.	116,947	26,282,669
L3Harris Technologies Inc.	402,985	76,216,553
Spirit AeroSystems Holdings Inc., Class A(a)	335,663	27,312,898
TransDigm Group Inc.(b)	144,860	70,083,268

		283,880,990

Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	373,418	31,497,808
Expeditors International of Washington Inc.	442,506	33,568,505
XPO Logistics Inc.(a)(b)	192,875	11,150,104

		76,216,417

Airlines — 0.3%
Alaska Air Group Inc.	200,377	12,806,094
American Airlines Group Inc.	145,961	4,759,788
JetBlue Airways Corp.(b)	95,762	1,770,640
United Continental Holdings Inc.(b)	192,086	16,817,129

		36,153,651

Auto Components — 0.1%
Aptiv PLC	62,535	5,054,704

Banks — 0.3%
CIT Group Inc.	28,593	1,502,276
Comerica Inc.	32,006	2,324,916
First Republic Bank/CA	109,060	10,649,709
Signature Bank/New York NY	96,387	11,647,405
SVB Financial Group(b)	13,927	3,127,865
Synovus Financial Corp.	40,881	1,430,835
Western Alliance Bancorp.(a)(b)	37,137	1,660,767

		32,343,773

Beverages — 0.4%
Brown-Forman Corp., Class A	171,214	9,416,770
Brown-Forman Corp., Class B, NVS	581,976	32,258,930

		41,675,700

Biotechnology — 3.3%
Agios Pharmaceuticals Inc.(a)(b)	19,990	997,101
Alnylam Pharmaceuticals Inc.(a)(b)	322,777	23,420,699
BioMarin Pharmaceutical Inc.(b)	647,902	55,492,806
Exact Sciences Corp.(a)(b)	463,708	54,736,092
Exelixis Inc.(a)(b)	442,397	9,454,024
Incyte Corp.(b)	644,224	54,733,271
Ionis Pharmaceuticals Inc.(a)(b)	463,761	29,805,920
Moderna Inc.(b)	91,889	1,345,255
Neurocrine Biosciences Inc.(a)(b)	327,493	27,650,234
Sage Therapeutics Inc.(a)(b)	182,742	33,458,233
Sarepta Therapeutics Inc.(a)(b)	255,396	38,807,422
Seattle Genetics Inc.(a)(b)	395,487	27,371,655

		357,272,712

Building Products — 0.8%
Allegion PLC	256,508	28,356,959
AO Smith Corp.	82,299	3,881,221
Armstrong World Industries Inc.	177,290	17,232,588
Fortune Brands Home & Security Inc.	161,168	9,207,528
Lennox International Inc.	117,474	32,305,350

		90,983,646

Security	Shares	Value

Capital Markets — 2.5%
Ameriprise Financial Inc.	66,936	$9,716,430
Cboe Global Markets Inc.	99,153	10,275,225
E*TRADE Financial Corp.	163,330	7,284,518
Evercore Inc., Class A	52,620	4,660,553
FactSet Research Systems Inc.	135,846	38,928,030
Interactive Brokers Group Inc., Class A	71,320	3,865,544
Lazard Ltd., Class A	144,667	4,975,098
LPL Financial Holdings Inc.	301,016	24,553,875
MarketAxess Holdings Inc.	133,448	42,892,856
Morningstar Inc.	71,092	10,282,747
MSCI Inc.	298,261	71,221,744
Raymond James Financial Inc.	106,454	9,000,686
SEI Investments Co.	222,682	12,492,460
T Rowe Price Group Inc.	240,843	26,422,886
Virtu Financial Inc., Class A	73,340	1,597,345

		278,169,997

Chemicals — 0.5%
Axalta Coating Systems Ltd.(b)	230,321	6,856,656
CF Industries Holdings Inc.	79,221	3,700,413
Element Solutions Inc.(a)(b)	313,504	3,241,631
NewMarket Corp.	22,806	9,143,838
RPM International Inc.	78,098	4,772,569
Scotts Miracle-Gro Co. (The)	143,086	14,093,971
WR Grace & Co.	207,039	15,757,738

		57,566,816

Commercial Services & Supplies — 1.6%
Cintas Corp.	309,608	73,466,882
Copart Inc.(a)(b)	716,096	53,521,015
IAA Inc.(b)	438,629	17,010,033
KAR Auction Services Inc.	438,677	10,966,925
Republic Services Inc.	49,444	4,283,828
Rollins Inc.	513,139	18,406,296

		177,654,979

Communications Equipment — 1.5%
Arista Networks Inc.(a)(b)	214,955	55,806,617
F5 Networks Inc.(b)	200,569	29,208,863
Motorola Solutions Inc.	441,205	73,562,110
Ubiquiti Networks Inc.(a)	54,579	7,177,139

		165,754,729

Construction & Engineering — 0.0%
Quanta Services Inc.	117,361	4,482,017

Construction Materials — 0.8%
Eagle Materials Inc.	136,719	12,673,851
Martin Marietta Materials Inc.	69,470	15,985,742
Vulcan Materials Co.	437,720	60,103,333

		88,762,926

Consumer Finance — 0.7%
Credit Acceptance Corp.(a)(b)	33,506	16,211,208
Discover Financial Services	411,381	31,919,052
Synchrony Financial	676,782	23,464,032

		71,594,292

Containers & Packaging — 1.4%
AptarGroup Inc.	91,764	11,409,936
Avery Dennison Corp.	285,475	33,023,748
Ball Corp.	1,198,015	83,849,070
Berry Global Group Inc.(a)(b)	183,385	9,644,217
Crown Holdings Inc.(a)(b)	272,096	16,625,066

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Sealed Air Corp.	41,099	$1,758,215

		156,310,252

Distributors — 0.3%
LKQ Corp.(b)	161,019	4,284,716
Pool Corp.	139,532	26,650,612

		30,935,328

Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions Inc.(b)	208,198	31,410,832
Grand Canyon Education Inc.(a)(b)	15,988	1,870,916
H&R Block Inc.	112,179	3,286,845
Service Corp. International/U.S.	231,263	10,818,483
ServiceMaster Global Holdings Inc.(b)	78,043	4,065,260

		51,452,336

Diversified Financial Services — 0.0%
Voya Financial Inc.	35,938	1,987,371

Diversified Telecommunication Services — 0.2%
Zayo Group Holdings Inc.(b)	818,473	26,935,946

Electrical Equipment — 1.4%
Acuity Brands Inc.	37,857	5,220,859
AMETEK Inc.	569,577	51,740,374
Hubbell Inc.	108,297	14,121,929
Rockwell Automation Inc.	427,460	70,030,772
Sensata Technologies Holding PLC(a)(b)	242,537	11,884,313

		152,998,247

Electronic Equipment, Instruments & Components — 3.0%
Amphenol Corp., Class A	1,057,477	101,454,343
CDW Corp./DE	525,176	58,294,536
Cognex Corp.(a)	594,072	28,503,575
Corning Inc.	884,958	29,407,154
Dolby Laboratories Inc., Class A	30,257	1,954,602
FLIR Systems Inc.	41,059	2,221,292
IPG Photonics Corp.(a)(b)	9,126	1,407,685
Jabil Inc.	115,995	3,665,442
Keysight Technologies Inc.(b)	597,150	53,630,041
National Instruments Corp.	25,910	1,087,961
Trimble Inc.(b)	155,814	7,028,770
Zebra Technologies Corp., Class A(b)	193,787	40,596,439

		329,251,840

Entertainment — 1.2%
Live Nation Entertainment Inc.(a)(b)	467,581	30,977,241
Madison Square Garden Co. (The), Class A(b)	6,182	1,730,589
Spotify Technology SA(b)	427,765	62,547,798
Take-Two Interactive Software Inc.(a)(b)	188,365	21,385,079
World Wrestling Entertainment Inc., Class A	157,537	11,375,747
Zynga Inc., Class A(b)	669,644	4,104,918

		132,121,372

Equity Real Estate Investment Trusts (REITs) — 2.4%
American Homes 4 Rent, Class A	399,478	9,711,310
Americold Realty Trust	693,835	22,494,131
Brookfield Property REIT Inc., Class A	341,235	6,445,929
Colony Capital Inc.	100,814	504,070
CoreSite Realty Corp.	103,605	11,932,188
Equity LifeStyle Properties Inc.	310,473	37,672,794
Extra Space Storage Inc.	362,867	38,500,188
Iron Mountain Inc.	115,646	3,619,720
Lamar Advertising Co., Class A	308,176	24,872,885
Outfront Media Inc.	79,221	2,043,109

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
SBA Communications Corp.(b)	406,601	$91,420,169
Sun Communities Inc.	73,464	9,417,350
UDR Inc.	53,620	2,407,002

		261,040,845

Food & Staples Retailing — 0.1%
Casey’s General Stores Inc.	33,394	5,209,130
Sprouts Farmers Market Inc.(a)(b)	200,958	3,796,097

		9,005,227

Food Products — 1.5%
Campbell Soup Co.	344,368	13,798,826
Hershey Co. (The)	457,110	61,266,453
Kellogg Co.	341,842	18,312,476
Lamb Weston Holdings Inc.	137,209	8,693,562
McCormick & Co. Inc./MD, NVS	287,873	44,623,194
Pilgrim’s Pride Corp.(b)	68,270	1,733,375
Post Holdings Inc.(b)	105,607	10,979,960
TreeHouse Foods Inc.(b)	33,979	1,838,264

		161,246,110

Health Care Equipment & Supplies — 5.3%
ABIOMED Inc.(a)(b)	160,753	41,874,549
Align Technology Inc.(b)	286,990	78,549,163
Cantel Medical Corp.(a)	76,132	6,139,285
Cooper Companies Inc. (The)(a)	23,991	8,082,328
DexCom Inc.(a)(b)	328,223	49,180,934
Hill-Rom Holdings Inc.	125,201	13,098,529
Hologic Inc.(b)	776,269	37,276,437
ICU Medical Inc.(a)(b)	21,233	5,348,805
IDEXX Laboratories Inc.(b)	308,034	84,811,001
Insulet Corp.(a)(b)	215,067	25,674,699
Masimo Corp.(b)	170,650	25,396,133
Penumbra Inc.(a)(b)	113,912	18,225,920
ResMed Inc.	514,669	62,805,058
Steris PLC(b)	17,616	2,622,670
Teleflex Inc.	167,325	55,409,674
Varian Medical Systems Inc.(b)	329,594	44,867,631
West Pharmaceutical Services Inc.(a)	200,675	25,114,476

		584,477,292

Health Care Providers & Services — 2.2%
AmerisourceBergen Corp.	550,214	46,911,246
Centene Corp.(b)	1,239,968	65,023,922
Chemed Corp.	56,345	20,331,530
Encompass Health Corp.	179,504	11,373,373
Guardant Health Inc.(b)	124,154	10,718,215
Henry Schein Inc.(a)(b)	68,434	4,783,536
Laboratory Corp. of America Holdings(b)	21,345	3,690,550
McKesson Corp.	76,510	10,282,179
Molina Healthcare Inc.(b)	175,699	25,149,555
WellCare Health Plans Inc.(b)	164,482	46,888,884

		245,152,990

Health Care Technology — 1.7%
Cerner Corp.	1,173,817	86,040,786
Medidata Solutions Inc.(b)	218,207	19,749,916
Veeva Systems Inc., Class A(b)	461,508	74,815,062

		180,605,764

Hotels, Restaurants & Leisure — 4.2%
Chipotle Mexican Grill Inc.(b)	92,712	67,946,771
Choice Hotels International Inc.	52,584	4,575,334
Darden Restaurants Inc.	446,188	54,314,465

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Domino’s Pizza Inc.	148,513	$41,328,198
Dunkin’ Brands Group Inc.	279,416	22,258,279
Hilton Grand Vacations Inc.(a)(b)	45,286	1,441,000
Hilton Worldwide Holdings Inc.	1,041,870	101,832,374
MGM Resorts International	158,322	4,523,260
Norwegian Cruise Line Holdings Ltd.(b)	157,911	8,468,767
Planet Fitness Inc., Class A(b)	306,871	22,229,735
Six Flags Entertainment Corp.	26,786	1,330,728
Vail Resorts Inc.	130,017	29,017,194
Wendy’s Co. (The)	672,355	13,164,711
Wyndham Hotels & Resorts Inc.	103,012	5,741,889
Wynn Resorts Ltd.	293,550	36,397,264
Yum China Holdings Inc.	1,059,367	48,942,755

		463,512,724

Household Durables — 0.9%
Lennar Corp., Class A	420,641	20,384,263
Lennar Corp., Class B	23,482	904,292
NVR Inc.(b)	11,518	38,818,539
Roku Inc.(b)	296,818	26,885,774
Tempur Sealy International Inc.(b)	166,223	12,195,782

		99,188,650

Household Products — 1.1%
Church & Dwight Co. Inc.	892,122	65,178,434
Clorox Co. (The)	376,893	57,706,087

		122,884,521

Industrial Conglomerates — 0.2%
Carlisle Companies Inc.	176,258	24,748,386

Insurance — 0.9%
Alleghany Corp.(b)	5,270	3,589,450
Arch Capital Group Ltd.(b)	188,903	7,004,523
Arthur J Gallagher & Co.	141,287	12,375,328
Athene Holding Ltd., Class A(b)	224,361	9,660,985
Axis Capital Holdings Ltd.	29,588	1,764,924
Brown & Brown Inc.	49,933	1,672,756
Erie Indemnity Co., Class A, NVS	59,130	15,035,576
Everest Re Group Ltd.	44,275	10,943,895
Kemper Corp.	41,208	3,555,838
Markel Corp.(a)(b)	4,078	4,443,389
Primerica Inc.	110,176	13,215,611
RenaissanceRe Holdings Ltd.	60,340	10,741,123

		94,003,398

Interactive Media & Services — 1.5%
IAC/InterActiveCorp.(a)(b)	156,527	34,049,318
Match Group Inc.	198,356	13,343,408
TripAdvisor Inc.(b)	344,488	15,946,350
Twitter Inc.(b)	2,730,628	95,298,917

		158,637,993

Internet & Direct Marketing Retail — 1.3%
Etsy Inc.(b)	432,512	26,543,261
Expedia Group Inc.	430,938	57,327,682
GrubHub Inc.(a)(b)	330,426	25,769,924
Wayfair Inc., Class A(a)(b)	222,816	32,531,136

		142,172,003

IT Services — 11.2%
Akamai Technologies Inc.(b)	532,551	42,678,637
Alliance Data Systems Corp.	17,267	2,419,625
Black Knight Inc.(b)	520,586	31,313,248
Booz Allen Hamilton Holding Corp.	494,102	32,714,493

Security	Shares	Value

IT Services (continued)
Broadridge Financial Solutions Inc.	418,933	$53,489,365
CoreLogic Inc.(a)(b)	16,312	682,331
EPAM Systems Inc.(b)	187,943	32,532,933
Euronet Worldwide Inc.(b)	181,088	30,466,245
First Data Corp., Class A(b)	2,066,186	55,931,655
Fiserv Inc.(a)(b)	1,420,871	129,526,600
FleetCor Technologies Inc.(b)	309,092	86,808,488
Gartner Inc.(b)	316,648	50,961,329
Genpact Ltd.	586,989	22,358,411
Global Payments Inc.	567,827	90,926,138
GoDaddy Inc., Class A(b)	637,231	44,701,755
Jack Henry & Associates Inc.	245,779	32,914,724
MongoDB Inc.(b)	86,668	13,181,336
Okta Inc.(a)(b)	370,049	45,704,752
Paychex Inc.	1,164,440	95,821,768
Sabre Corp.	174,299	3,869,438
Square Inc., Class A(a)(b)	1,207,138	87,553,719
Switch Inc., Class A	212,498	2,781,599
Total System Services Inc.	634,000	81,323,180
Twilio Inc., Class A(a)(b)	418,264	57,030,296
VeriSign Inc.(b)	262,130	54,827,111
Western Union Co. (The)	341,624	6,794,901
WEX Inc.(a)(b)	155,876	32,437,796

		1,221,751,873

Leisure Products — 0.7%
Hasbro Inc.	420,558	44,444,569
Mattel Inc.(a)(b)	856,998	9,606,948
Polaris Industries Inc.	186,660	17,028,992

		71,080,509

Life Sciences Tools & Services — 2.6%
Agilent Technologies Inc.	110,561	8,255,590
Bio-Techne Corp.(a)	135,850	28,323,366
Bruker Corp.	375,170	18,739,742
Charles River Laboratories International Inc.(b)	174,539	24,767,084
IQVIA Holdings Inc.(b)	278,024	44,734,062
Mettler-Toledo International Inc.(a)(b)	88,663	74,476,920
PerkinElmer Inc.	87,918	8,470,020
PRA Health Sciences Inc.(b)	212,054	21,025,154
Waters Corp.(a)(b)	249,631	53,730,576

		282,522,514

Machinery — 4.1%
Allison Transmission Holdings Inc.	416,069	19,284,798
Donaldson Co. Inc.	460,790	23,435,780
Dover Corp.	230,067	23,052,713
Flowserve Corp.	102,591	5,405,520
Fortive Corp.(a)	239,876	19,554,692
Graco Inc.	597,735	29,994,342
IDEX Corp.	136,937	23,572,335
Ingersoll-Rand PLC	821,685	104,082,839
Lincoln Electric Holdings Inc.	205,821	16,943,185
Middleby Corp. (The)(a)(b)	200,729	27,238,925
Nordson Corp.	188,844	26,685,546
Toro Co. (The)	383,104	25,629,658
WABCO Holdings Inc.(b)	155,185	20,577,531
Wabtec Corp.	160,808	11,539,582
Woodward Inc.	163,290	18,477,896
Xylem Inc./NY	649,174	54,296,913

		449,772,255

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 1.9%
Altice USA Inc., Class A(b)	1,191,589	$29,015,192
AMC Networks Inc., Class A(b)	157,163	8,563,812
Cable One Inc.	15,817	18,521,549
CBS Corp., Class B, NVS	1,080,476	53,915,752
Fox Corp., Class A(b)	123,376	4,520,497
Fox Corp., Class B(b)	57,298	2,093,096
Interpublic Group of Companies Inc. (The)	129,933	2,935,186
New York Times Co. (The), Class A	110,292	3,597,725
Nexstar Media Group Inc., Class A	125,455	12,670,955
Omnicom Group Inc.	420,874	34,490,624
Sinclair Broadcast Group Inc., Class A	204,505	10,967,603
Sirius XM Holdings Inc.	5,135,494	28,656,057

		209,948,048

Metals & Mining — 0.1%
Royal Gold Inc.	74,998	7,686,545

Multiline Retail — 1.8%
Dollar General Corp.	884,464	119,544,154
Dollar Tree Inc.(b)	463,296	49,753,357
Nordstrom Inc.	391,787	12,482,334
Ollie’s Bargain Outlet Holdings Inc.(b)	190,654	16,607,870

		198,387,715

Oil, Gas & Consumable Fuels — 1.4%
Cabot Oil & Gas Corp.	947,228	21,748,355
Cheniere Energy Inc.(a)(b)	485,342	33,221,660
Diamondback Energy Inc.	123,903	13,501,710
Equitrans Midstream Corp.(b)	75,325	1,484,656
ONEOK Inc.	475,678	32,731,403
Parsley Energy Inc., Class A(a)(b)	557,302	10,594,311
Pioneer Natural Resources Co.	258,663	39,797,889

		153,079,984

Personal Products — 0.0%
Herbalife Nutrition Ltd.(a)(b)	55,928	2,391,481

Pharmaceuticals — 0.3%
Horizon Therapeutics PLC(b)	76,470	1,839,868
Jazz Pharmaceuticals PLC(a)(b)	178,145	25,396,351
Nektar Therapeutics(a)(b)	93,028	3,309,937

		30,546,156

Professional Services — 3.1%
CoStar Group Inc.(b)	130,442	72,272,695
Equifax Inc.	369,460	49,965,770
IHS Markit Ltd.(b)	902,974	57,537,503
Nielsen Holdings PLC	161,030	3,639,278
Robert Half International Inc.	419,758	23,930,404
TransUnion	678,225	49,856,320
Verisk Analytics Inc.	578,694	84,755,523

		341,957,493

Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)(b)	447,689	22,966,446
Howard Hughes Corp. (The)(a)(b)	45,271	5,606,360

		28,572,806

Road & Rail — 0.4%
Genesee & Wyoming Inc., Class A(a)(b)	35,204	3,520,400
JB Hunt Transport Services Inc.	96,161	8,790,077
Landstar System Inc.	130,882	14,133,947
Lyft Inc., Class A(b)	12,753	838,000
Old Dominion Freight Line Inc.	100,628	15,019,735

		42,302,159

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 5.0%
Advanced Micro Devices Inc.(b)	3,637,309	$110,465,074
Cree Inc.(b)	28,956	1,626,748
Entegris Inc.	487,639	18,198,687
KLA-Tencor Corp.	586,498	69,324,064
Lam Research Corp.	476,885	89,578,078
Maxim Integrated Products Inc.	369,897	22,127,239
Microchip Technology Inc.	236,856	20,535,415
Monolithic Power Systems Inc.	151,446	20,563,338
Skyworks Solutions Inc.	31,253	2,414,919
Teradyne Inc.	619,012	29,656,865
Universal Display Corp.(a)	154,499	29,055,082
Versum Materials Inc.	395,374	20,393,391
Xilinx Inc.	921,867	108,706,557

		542,645,457

Software — 12.0%
2U Inc.(a)(b)	74,522	2,805,008
Alteryx Inc., Class A(b)	164,664	17,968,136
Anaplan Inc.(b)	297,112	14,995,243
ANSYS Inc.(a)(b)	303,026	62,065,785
Aspen Technology Inc.(a)(b)	249,831	31,048,997
Atlassian Corp. PLC, Class A(a)(b)	381,516	49,917,553
Avalara Inc.(b)	154,393	11,147,175
Cadence Design Systems Inc.(b)	1,008,480	71,410,469
CDK Global Inc.	440,755	21,790,927
Ceridian HCM Holding Inc.(a)(b)	182,197	9,146,289
Citrix Systems Inc.	404,788	39,725,894
Coupa Software Inc.(b)	221,628	28,060,321
DocuSign Inc.(a)(b)	553,504	27,514,684
Dropbox Inc., Class A(b)	766,514	19,201,176
Elastic NV(a)(b)	135,145	10,089,926
Fair Isaac Corp.(b)	102,772	32,272,463
FireEye Inc.(a)(b)	722,104	10,694,360
Fortinet Inc.(b)	518,954	39,871,236
Guidewire Software Inc.(a)(b)	295,637	29,971,679
HubSpot Inc.(b)	144,206	24,590,007
Manhattan Associates Inc.(a)(b)	233,156	16,164,705
New Relic Inc.(b)	169,560	14,668,636
Nutanix Inc., Class A(a)(b)	507,149	13,155,445
Pagerduty Inc.(b)	36,363	1,710,879
Palo Alto Networks Inc.(a)(b)	334,046	68,065,213
Paycom Software Inc.(a)(b)	178,428	40,453,196
Paylocity Holding Corp.(b)	117,423	11,016,626
Pegasystems Inc.(a)	138,045	9,830,184
Pluralsight Inc., Class A(a)(b)	225,531	6,838,100
Proofpoint Inc.(a)(b)	198,919	23,920,010
PTC Inc.(a)(b)	376,668	33,809,720
RealPage Inc.(a)(b)	287,601	16,925,319
Red Hat Inc.(a)(b)	642,407	120,618,338
RingCentral Inc., Class A(a)(b)	253,586	29,142,103
Smartsheet Inc., Class A(b)	308,546	14,933,626
SolarWinds Corp.(a)(b)	46,674	856,001
Splunk Inc.(a)(b)	543,898	68,395,174
SS&C Technologies Holdings Inc.	725,204	41,779,002
Synopsys Inc.(b)	445,203	57,293,174
Tableau Software Inc., Class A(b)	275,084	45,669,446
Teradata Corp.(a)(b)	422,270	15,138,380
Trade Desk Inc. (The), Class A(b)	137,333	31,281,711
Tyler Technologies Inc.(a)(b)	136,660	29,521,293
Zendesk Inc.(a)(b)	391,166	34,825,509

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Zscaler Inc.(b)	222,605	$17,060,447

		1,317,359,565

Specialty Retail — 4.2%
Advance Auto Parts Inc.	59,438	9,161,773
AutoZone Inc.(a)(b)	89,863	98,801,673
Best Buy Co. Inc.	170,250	11,871,533
Burlington Stores Inc.(a)(b)	236,885	40,305,983
CarMax Inc.(a)(b)	284,661	24,717,115
Carvana Co.(b)	143,457	8,978,974
Five Below Inc.(b)	198,265	23,795,765
Floor & Decor Holdings Inc., Class A(a)(b)	241,199	10,106,238
L Brands Inc.	129,642	3,383,656
O’Reilly Automotive Inc.(b)	279,598	103,261,133
Tractor Supply Co.	436,891	47,533,741
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	204,469	70,928,251
Williams-Sonoma Inc.	52,115	3,387,475

		456,233,310

Technology Hardware, Storage & Peripherals — 0.7%
NCR Corp.(a)(b)	434,394	13,509,653
NetApp Inc.	896,291	55,301,155
Pure Storage Inc., Class A(a)(b)	828,166	12,646,095

		81,456,903

Textiles, Apparel & Luxury Goods — 1.3%
Capri Holdings Ltd.(a)(b)	214,039	7,422,873
Carter’s Inc.	72,068	7,029,513
Columbia Sportswear Co.	70,745	7,085,819
Hanesbrands Inc.	1,010,752	17,405,149
Lululemon Athletica Inc.(a)(b)	427,896	77,111,138
Skechers U.S.A. Inc., Class A(b)	172,406	5,429,065
Under Armour Inc., Class A(a)(b)	447,649	11,347,902
Under Armour Inc., Class C, NVS(a)(b)	461,813	10,252,249

		143,083,708

Thrifts & Mortgage Finance — 0.1%
LendingTree Inc.(b)	27,931	11,731,858

Security	Shares	Value

Trading Companies & Distributors — 1.2%
Air Lease Corp.	27,933	$1,154,750
Fastenal Co.	1,876,007	61,139,068
United Rentals Inc.(a)(b)	201,830	26,768,713
WW Grainger Inc.	161,237	43,248,601

		132,311,132

Total Common Stocks — 99.8% (Cost: $8,746,192,868)		10,921,057,415

Short-Term Investments

Money Market Funds — 7.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	828,154,126	828,568,203
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	12,627,047	12,627,047

		841,195,250

Total Short-Term Investments — 7.7% (Cost: $840,902,443)		841,195,250

Total Investments in Securities — 107.5% (Cost: $9,587,095,311)		11,762,252,665

Other Assets, Less Liabilities — (7.5)%		(816,112,105)

Net Assets — 100.0%		$10,946,140,560

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	648,331,897	179,822,229	828,154,126	$828,568,203	$561,472	(a)	$(7,087)	$85,769
BlackRock Cash Funds: Treasury, SL Agency Shares	11,938,307	688,740	12,627,047	12,627,047	76,968		—	—

				$841,195,250	$638,440		$(7,087)	$85,769

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell Mid-Cap Growth ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	27	09/20/19	$3,975	$79,902
S&P MidCap 400 E-Mini	29	09/20/19	5,655	133,111

				$213,013

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$10,921,057,415	$—	$—	$10,921,057,415
Money Market Funds	841,195,250	—	—	841,195,250

	$11,762,252,665	$—	$—	$11,762,252,665

Derivative financial instruments(a)
Assets
Futures Contracts	$213,013	$—	$—	$213,013

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares